Financial Instruments Fair Value Risk - Summary of Reconciliation of Movements in Level 3 Valuations (Detail) - Fair value [member] - Level 3 fair value measurements of financial assets and financial liabilities [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities beginning balance	€ 373	€ 241
Gains and losses recognised in income statement	(22)	(9)
Gains and losses recognised in other comprehensive income	75	43
Purchases and new issues	41	83
Sales and settlements	83	15
Assets and liabilities ending balance	€ 550	€ 373